Cash and Cash Equivalents - Additional Information (Details) - GBP (£) £ in Millions	Mar. 13, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents		£ 5,297	£ 4,659
Accrued interest		55	39
Restricted cash and cash equivalents principally due to exchange control restrictions		339	392
ITC Ltd.
Cash And Cash Equivalent [Line Items]
Proportion of ownership interest in associate disposed (in percentage)	12.00%
Imperial Tobacco Canada
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents		2,249	2,042
Restricted cash and cash equivalents		2,072	1,904
Hedging Instrument
Cash And Cash Equivalent [Line Items]
Cash and cash equivalents		£ 49	£ 38